Note 11 - Income Per Common Share (Tables)	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars)
	for the three months ended		for the six months ended
	April 30	April 30	April 30	April 30
	2023	2022	2023	2022

Net income	$10,263	$4,943	$19,680	$10,509
Less: dividends on preferred shares	(247)	(247)	(494)	(494)
	10,016	4,696	19,186	10,015

Weighted average number of common shares outstanding	26,170,621	27,441,082	26,605,052	27,441,082

Income per common share:	$0.38	$0.17	$0.72	$0.36